GOODWILL AND INTANGIBLE ASSETS - Rollforward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 10,831.1
Amortization	516.8	$ 461.2
Intangible assets and goodwill at end of period	11,427.4	10,831.1
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	7,501.1
Intangible assets and goodwill at end of period	8,182.4	7,501.1
Indefinite Life C of A [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	811.9
Intangible assets and goodwill at end of period	839.7	811.9
Customer Lists and Municipal Contracts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	2,118.3
Intangible assets and goodwill at end of period	2,065.2	2,118.3
Trade Name, Definite Life C of A and Other Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	60.5
Intangible assets and goodwill at end of period	75.5	60.5
Non-Compete Agreements [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	339.3
Intangible assets and goodwill at end of period	264.6	339.3
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	12,164.2	10,465.7
Acquisitions via business combinations	1,008.7	1,728.4
Adjustments for prior year acquisitions	(115.5)	59.3
Others	13.7
Disposals	(257.0)	(69.9)
Changes in foreign exchange	473.0	(19.3)
Intangible assets and goodwill at end of period	13,287.1	12,164.2
Cost | Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	7,501.1	6,500.4
Acquisitions via business combinations	526.4	1,011.5
Adjustments for prior year acquisitions	14.6	59.3
Others	0.0
Disposals	(188.5)	(56.2)
Changes in foreign exchange	328.8	(13.9)
Intangible assets and goodwill at end of period	8,182.4	7,501.1
Cost | Indefinite Life C of A [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	811.9	641.4
Acquisitions via business combinations	26.2	172.0
Adjustments for prior year acquisitions	0.0	0.0
Others	0.3
Disposals	(2.8)	(1.4)
Changes in foreign exchange	4.1	(0.1)
Intangible assets and goodwill at end of period	839.7	811.9
Cost | Customer Lists and Municipal Contracts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	3,219.7	2,844.6
Acquisitions via business combinations	375.7	389.6
Adjustments for prior year acquisitions	(99.2)	0.0
Others	12.9
Disposals	(22.6)	(10.1)
Changes in foreign exchange	106.2	(4.4)
Intangible assets and goodwill at end of period	3,592.7	3,219.7
Cost | Trade Name, Definite Life C of A and Other Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	81.5	81.8
Acquisitions via business combinations	0.3	0.0
Adjustments for prior year acquisitions	20.7	0.0
Others	0.0
Disposals	0.0	0.0
Changes in foreign exchange	5.6	(0.3)
Intangible assets and goodwill at end of period	108.1	81.5
Cost | Non-Compete Agreements [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	550.0	397.5
Acquisitions via business combinations	80.1	155.3
Adjustments for prior year acquisitions	(51.6)	0.0
Others	0.5
Disposals	(43.1)	(2.2)
Changes in foreign exchange	28.3	(0.6)
Intangible assets and goodwill at end of period	564.2	550.0
Accumulated depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(1,333.1)	(871.9)
Disposals	(38.5)
Amortization	516.8	461.2
Changes in foreign exchange	48.3
Intangible assets and goodwill at end of period	(1,859.7)	(1,333.1)
Accumulated depreciation | Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0.0	0.0
Disposals	0.0
Amortization	0.0	0.0
Changes in foreign exchange	0.0
Intangible assets and goodwill at end of period	0.0	0.0
Accumulated depreciation | Indefinite Life C of A [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0.0	0.0
Disposals	0.0
Amortization	0.0	0.0
Changes in foreign exchange	0.0
Intangible assets and goodwill at end of period	0.0	0.0
Accumulated depreciation | Customer Lists and Municipal Contracts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(1,101.4)	(738.0)
Disposals	(12.9)
Amortization	403.2	363.4
Changes in foreign exchange	35.8
Intangible assets and goodwill at end of period	(1,527.5)	(1,101.4)
Accumulated depreciation | Trade Name, Definite Life C of A and Other Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(21.0)	(12.9)
Disposals	0.0
Amortization	9.8	8.1
Changes in foreign exchange	1.8
Intangible assets and goodwill at end of period	(32.6)	(21.0)
Accumulated depreciation | Non-Compete Agreements [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(210.7)	(121.0)
Disposals	(25.6)
Amortization	103.8	89.7
Changes in foreign exchange	10.7
Intangible assets and goodwill at end of period	$ (299.6)	$ (210.7)